UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                           [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        AYM Capital, LLC
 Address:    44 Wall Street, 2nd Floor
             New York, NY 10005

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Abraham Muller
Title:   Managing Member
Phone:   212.742.7002

Signature, Place, and Date of Signing:

/s/ Abraham Muller               New York, New York            February 14, 2012
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                     49
                                                   ---------------

Form 13F Information Table Value Total:              $ 26,300
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None





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

                                     TITLE OF              VALUE    SHRS OR    SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER                    CLASS     CUSIP    (X1000)  PRN AMOUNT  PRN  CALL   DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                         WRNT      00439T206     785       110,269 SH             Sole             110,269
AERCAP HOLDINGS NV                    COMM      N00985106   1,524       135,000 SH             Sole             135,000
AMERICAN AXLE & MFG HOLDINGS          COMM      024061103     504        50,998 SH             Sole              50,998
AMKOR TECHNOLOGY INC                  COMM      031652100     523       120,000 SH             Sole             120,000
CEREPLAST INC                         COMM      156732307      48        50,000 SH             Sole              50,000
CHINA MING YANG WIND POW-ADS          ADRS      16951C108     329       144,983 SH             Sole             144,983
CHIPMOS TECHNOLOGIES BERMUDA          COMM      G2110R114     485        93,988 SH             Sole              93,988
COMMERCIAL VEHICLE GROUP INC          COMM      202608105     217        24,000 SH             Sole              24,000
DANA HOLDING CORP                     COMM      235825205     243        20,000 SH             Sole              20,000
DANAOS CORP                           COMM      Y1968P105     154        45,827 SH             Sole              45,827
E-COMMERCE CHINA-SPON ADR             ADRS      26833A105     180        41,005 SH             Sole              41,005
FEIHE INTERNATIONAL INC               COMM      31429Y103      44        16,900 SH             Sole              16,900
HERCULES OFFSHORE INC                 COMM      427093109      80        18,000 SH             Sole              18,000
HOVNANIAN ENTERPRISES-A               COMM      442487203      29        20,000 SH             Sole              20,000
ISHARES RUSSELL 2000                  COMM      464287655   2,950        40,000 SH  PUT        Sole              40,000
KEMET CORP                            COMM      488360207     289        40,997 SH             Sole              40,997
LTX-CREDENCE CORPORATION              COMM      502403207     375        70,000 SH             Sole              70,000
MANNKIND CORP                         COMM      56400P201     475       189,981 SH             Sole             189,981
MANNKIND CORP                         COMM      56400P201      75        30,000 SH  CALL       Sole              30,000
MANNKIND CORP                         COMM      56400P201      23         9,000 SH  CALL       Sole               9,000
MANNKIND CORP                         COMM      56400P201     175        70,000 SH  CALL       Sole              70,000
MANNKIND CORP                         COMM      56400P201     475       190,000 SH  CALL       Sole             190,000
MANNKIND CORP                         COMM      56400P201      25        10,000 SH  CALL       Sole              10,000
MECOX LANE LTD-ADR                    ADRS      58403M102      89        76,947 SH             Sole              76,947
MGIC INVESTMENT CORP - WISC           COMM      552848103     153        41,015 SH             Sole              41,015
NAVIOS MARITIME ACQUISITION           COMM      Y62159101     203        75,313 SH             Sole              75,313
NAVIOS MARITIME HOLDINGS INC          COMM      Y62196103   1,819       509,553 SH             Sole             509,553
NETLIST INC                           COMM      64118P109     152        60,500 SH             Sole              60,500
PATRIOT COAL CORP                     COMM      70336T104     119        14,000 SH             Sole              14,000
POWER-ONE INC                         COMM      73930R102     117        30,000 SH             Sole              30,000
PULTE GROUP INC                       COMM      745867101      63        10,000 SH             Sole              10,000
RADIAN GROUP INC                      COMM      750236101       2           995 SH             Sole                 995
RADIAN GROUP INC                      COMM      750236101     468       200,000 SH  CALL       Sole             200,000
RADIAN GROUP INC                      COMM      750236101     475       203,200 SH  CALL       Sole             203,200
RADIAN GROUP INC                      COMM      750236101     689       294,400 SH  CALL       Sole             294,400
SAVIENT PHARMACEUTICALS INC           COMM      80517Q100      54        24,000 SH             Sole              24,000
SPDR S&P 500 ETF TRUST                COMM      78462F103   6,275        50,000 SH  PUT        Sole              50,000
SPDR S&P 500 ETF TRUST                COMM      78462F103     628         5,000 SH  PUT        Sole               5,000
ULTRAPETROL (BAHAMAS) LTD             COMM      P94398107     709       238,080 SH             Sole             238,080
UNITED CONTINENTAL HOLDINGS           COMM      910047109     377        20,000 SH             Sole              20,000
US AIRWAYS GROUP INC                  COMM      90341W108     152        30,000 SH             Sole              30,000
VELTI PLC                             COMM      G93285107     218        32,100 SH             Sole              32,100
WIDEPOINT CORP                        COMM      967590100      69       100,000 SH             Sole             100,000
WTS ATRINSIC INC SER A  EXP 05/31/16  WRNT      ATRNWA          0        94,828 SH             Sole              94,828
WTS ATRINSIC INC SER B EXP 02/29/12   WRNT      ATRNWB          0        47,414 SH             Sole              47,414
WTS ATRINSIC INC SER C EXP 05/31/16   WRNT      ATRNWC          0        45,043 SH             Sole              45,043
XUEDA EDUCATION GROUP-ADR             ADRS      98418W109     937       268,382 SH             Sole             268,382
YRC WORLDWIDE INC                     COMM      984249607      25         2,525 SH             Sole               2,525
YRC WORLDWIDE INC                     CONV      984249607   2,500     2,500,000 PRN            Sole           2,500,000
                                                           26,300
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